Other financial assets	12 Months Ended
Dec. 31, 2022
Other financial assets
Other financial assets

9.Other financial assets

	2022	2021
Assets measured at fair value
Investment Portfolio – Foreign currency	1,056,385	1,172,718
Investments in equity securities and trust funds (1)	875,335	606,624
Investment Portfolio – Local currency	761,687	759,892
Assets measured at fair value through other comprehensive income	3,583	2,789
Hedging instruments (2)	311	17,449
	2,697,301	2,559,472
Assets measured at amortized cost (3)	28,570	375,262
	2,725,871	2,934,734

Current	1,162,127	1,627,150
Non–current	1,563,744	1,307,584
	2,725,871	2,934,734
(1)	They include deposits in trusts companies and restricted funds in Brazil, Peru, Chile, and Colombia.
(2)	As of December 31, 2022, corresponds to swap contracts to hedge commodity price risk and forwards contracts to hedge exchange rate risk.
(3)	Includes investments with maturities greater than 90 days, in Chile and Colombia.

The average return of the investment portfolio in Colombian pesos (local currency) and U.S. dollars (foreign currency) were 4.3% (2021 – 2.23%) and 13.11% (2021 – 0.1%), respectively.

Changes in fair value are recognized in financial results (Note 29).

9.1Restrictions

As of December 31, 2022 and 2021, there were restricted funds for $328,283 and $138,688 respectively, which have specific destinations for projects in Brazil, Peru, Chile, and Colombia.

9.2Maturity

	2022	2021
Up to 1 year	1,162,127	1,627,150
1 – 2 years	673,169	434,372
2 – 5 years	452,417	786,760
> 5 years	438,158	86,452
	2,725,871	2,934,734

9.3Fair value

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2022, and 2021:

	2022	2021
Level 1	1,892,486	834,057
Level 2	804,815	1,725,415
	2,697,301	2,559,472

There were no transfers between hierarchy levels for the years ended December 31, 2022, and 2021.

9.4Credit rating

The following table reflects the credit quality of the issuers of other financial assets:

	2022	2021
BB	1,051,042	7,412
BB+	898,072	954,212
Ba1	388,743	—
AAA	40,369	1,158,794
Ba2	16,227	—
A	14,702	12,204
A3	9,918	—
F3	4,457	8,990
BBB	4,153	7,112
F1+	29	319,253
B	—	158,814
A-1	—	119,461
BRC1+	—	75,068
A+	—	42,821
AA+	—	6,075
Other	298,159	64,518
	2,725,871	2,934,734

See credit risk policy in Note 30.7.